SCHEDULE OF FINANCIAL EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Bank commissions and others		$ 6
Exchange rate differences		14
Total financial expense, net		$ 20